Trade and Other Payables - Summary of Trade and Other Payables (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Trade And Other Payables [Abstract]
Trade payables	€ 295	€ 242
Value added tax and sales taxes payable	118	91
Other current liabilities	14	8
Trade and other payables	€ 427	€ 341